(7) TAXES RECOVERABLE	12 Months Ended
Dec. 31, 2018
Taxes Recoverable
TAXES RECOVERABLE
	Dec 31, 2018	Dec 31, 2017
Current
Prepayments of social contribution - CSLL	12,373	7,257
Prepayments of income tax - IRPJ	36,972	21,887
Income tax and social contribution to be offset	74,395	59,658
Income tax and social contribution recoverable	123,739	88,802

Withholding income tax - IRRF on interest on capital	8,163	43,841
Withholding income tax - IRRF	92,210	103,277
State VAT - ICMS to be offset	125,669	104,843
Social Integration Program - PIS	9,970	8,447
Contribution for Social Security Funding - COFINS	46,741	37,699
Others	4,764	8,137
Other taxes recoverable	287,517	306,244

Total current	411,256	395,045

Noncurrent
Social contribution to be offset - CSLL	62,458	58,856
Income tax to be offset - IRPJ	5,508	2,608
Income tax and social contribution recoverable	67,966	61,464

State VAT - ICMS to be offset	174,596	159,624
Social Integration Program - PIS	1,060	1,024
Contribution for Social Security Funding - COFINS	4,885	4,719
Others	5,185	6,613
Other taxes recoverable	185,725	171,980

Total noncurrent	253,691	233,444

Withholding income tax - IRRF – Relates mainly to IRRF on financial investments.

Social contribution to be offset – CSLL – In noncurrent, it refers basically to the final unappealable favorable decision in a lawsuit filed by the subsidiary CPFL Paulista. The subsidiary CPFL Paulista is awaiting the authorization for utilization of credit from the Federal Revenue in order to carry out its subsequent offset.

State VAT - ICMS to be offset – In noncurrent, it refers mainly to the credit recorded on purchase of assets that results in the recognition of property, plant and equipment, intangible assets and financial assets.